1. Introduction, basis of presentation of the consolidated financial statements and other information (Tables)	12 Months Ended
Dec. 31, 2020
Introduction Basis Of Presentation Of The Consolidated Financial Statements And Other Information Tables Abstract
Conciliation of stockholders' equity resulting from the initial adoption of IFRS 9

Below is the reconciliation of shareholders' equity resulting from the initial adoption of IFRS 9:

Reconciliation of Shareholders' Equity
Shareholders' equity before IFRS 9 adjustments - 12/31/2017	87,087,601
Allowance for loan losses	(2,149,051)
Provisions for contingent commitments	(674,513)
Remeasurement of assets arising from the new categories	17,806
Others	237,867
Income taxes and deferred social contribution	1,026,066
Shareholders' equity after IFRS 9 adjustments - 01/01/2018	85,545,776